Trade Accounts Receivable	6 Months Ended
Jun. 30, 2025
Trade Accounts Receivable [Abstract]
Trade accounts receivable

Note 9. Trade accounts receivable

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	June 30, 2025	December 31, 2024
Trade accounts receivable	12,391	15,610
Allowance for expected credit losses	(614)	(636)
Trade accounts receivable, net	11,777	14,974

The balance of trade accounts receivable includes contract assets totaling R$1.3 million and R$4.7 million as of June 30, 2025, and December 31, 2024, respectively. As of June 30, 2025, and December 31, 2024, an amount of R$0.6 million and R$0.7 million respectively, was recorded as write-offs of accounts receivable.

The following table shows the change in allowance for expected credit losses:

As of January 1, 2024	(589)
Allowance recorded during the year	(47)
As of December 31, 2024	(636)
Reversal of provision	22
As of June 30, 2025	(614)

The trade accounts receivable by aging category are distributed as follows:

	June 30, 2025	December 31, 2024
Aging list:
Current	10,355	13,740
Due up to 30 days	589	702
Due from 30 to 60 days	323	155
Due from 60 to 90 days	231	102
Overdue from 90 to 180 days	251	249
Overdue over 180 days	642	662
Total	12,391	15,610